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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        09-30-10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           11-15-10
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        130
                                        --------------------

Form 13F Information Table Value Total:    3,181,902,477
                                        --------------------
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                                                                       FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09/30/10

COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5              COLUMN 6       COLUMN 7       COLUMN 8
                        TITLE OF                 MARKET
NAME OF ISSUER          CLASS        CUSIP       VALUE           SHARES      SH/PRN    INVSTMT        MANAGERS       VOTING
                                                                                       DISCR                         AUTHORITY
                                                                                                                     SOLE
---------------------- ---------    ----------   ------------- ----------    ------    ---------      ---------      ----------
COMMON STOCK
Abbott Laboratories     COM          002824100       6,283,238    120,276    SHR       SOLE                             120,276
ADC Telecom             COM          000886309       1,499,304    118,335    SHR       SOLE                             118,335
American Express        COM          025816109       3,618,489     86,093    SHR       SOLE                              86,093
Amgen                   COM          031162100       2,020,057     36,655    SHR       SOLE                              36,655
Anadarko Pete Corp      COM          032511107         306,644      5,375    SHR       SOLE                               5,375
Apache Corp             COM          037411105         324,270      3,317    SHR       SOLE                               3,317
Apple Computer          COM          037833100         312,125      1,100    SHR       SOLE                               1,100
Assoc Banc Corp         COM          045487105      23,506,533  1,782,148    SHR       SOLE                           1,782,148
AT&T                    COM          00206R102       1,176,404     41,133    SHR       SOLE                              41,133
Automatic Data Proc     COM          053015103         726,362     17,282    SHR       SOLE                              17,282
Badger Meter Inc        COM          056525108      13,760,326    339,929    SHR       SOLE                             339,929
Bank of America Corp    COM          060505104       1,247,424     95,205    SHR       SOLE                              95,205
Bank of Hawaii          COM          062540109         449,200     10,000    SHR       SOLE                              10,000
Baxter International    COM          071813109      82,120,122  1,721,235    SHR       SOLE                           1,721,235
Becton Dickinson        COM          075887109         293,436      3,960    SHR       SOLE                               3,960
Bemis                   COM          081437105     102,838,250  3,239,000    SHR       SOLE                           3,239,000
Berkshire Hathaway B    COM          084670702       1,423,523     17,217    SHR       SOLE                              17,217
Best Buy                COM          086516101         596,894     14,619    SHR       SOLE                              14,619
Blackrock Real Asset    COM          09254B109         197,180     15,238    SHR       SOLE                              15,238
 Eq Tr
Boeing                  COM          097023105         202,614      3,045    SHR       SOLE                               3,045
BP PLC                  COM          055622104      18,710,237    454,463    SHR       SOLE                             454,463
Briggs & Stratton       COM          109043109         377,352     19,850    SHR       SOLE                              19,850
Bristol-Myers Squibb    COM          110122108       8,246,032    304,169    SHR       SOLE                             304,169
C H Robinson Worldwide  COM          12541W209      19,893,638    284,520    SHR       SOLE                             284,520
Caterpillar             COM          149123101         348,159      4,425    SHR       SOLE                               4,425
Chevron Corp            COM          166764100       8,140,986    100,444    SHR       SOLE                             100,444
Cisco                   COM          17275R102       1,471,702     67,201    SHR       SOLE                              67,201
Citigroup Inc           COM          172967101          79,940     20,445    SHR       SOLE                              20,445
Coca-Cola               COM          191216100         403,320      6,892    SHR       SOLE                               6,892
ConocoPhillips          COM          20825C104      21,552,427    375,282    SHR       SOLE                             375,282
Corning                 COM          219350105      58,658,345  3,208,881    SHR       SOLE                           3,208,881
Daktronics, Inc         COM          234264109      17,832,089  1,815,895    SHR       SOLE                           1,815,895
Deluxe Corp             COM          248019101       1,711,255     89,454    SHR       SOLE                              89,454
Disney                  COM          254687106       4,745,514    143,369    SHR       SOLE                             143,369
Donaldson               COM          257651109      99,439,202  2,109,892    SHR       SOLE                           2,109,892
Dupont de Nemours       COM          263534109       1,492,539     33,450    SHR       SOLE                              33,450
Ecolab Inc              COM          278865100     127,714,204  2,517,032    SHR       SOLE                           2,517,032
Emerson Electric        COM          291011104     139,439,630  2,647,923    SHR       SOLE                           2,647,923
Enteromedics Inc.       COM          29365M109          32,786     19,286    SHR       SOLE                              19,286
Exxon Mobil Corp        COM          30231G102      28,096,802    454,714    SHR       SOLE                             454,714
Fastenal Co.            COM          311900104      36,100,972    678,717    SHR       SOLE                             678,717
Fedex Corp.             COM          31428X106         315,581      3,691    SHR       SOLE                               3,691
Fiserv                  COM          337738108      26,835,836    498,622    SHR       SOLE                             498,622
Frontier Comm Corp      COM          35906A108         247,894     30,342    SHR       SOLE                              30,342
G & K Services Cl A     COM          361268105      18,012,560    787,951    SHR       SOLE                             787,951
General Electric        COM          369604103      72,568,079  4,465,728    SHR       SOLE                           4,465,728
General Mills           COM          370334104      95,419,496  2,611,371    SHR       SOLE                           2,611,371
Genuine Parts           COM          372460105         737,965     16,550    SHR       SOLE                              16,550
Graco Inc               COM          384109104     101,893,610  3,211,270    SHR       SOLE                           3,211,270
Hawkins Chemical        COM          420261109         531,300     15,000    SHR       SOLE                              15,000
HB Fuller               COM          359694106      76,801,504  3,865,199    SHR       SOLE                           3,865,199
Hershey                 COM          427866108         961,508     20,204    SHR       SOLE                              20,204
Hewlett-Packard         COM          428236103         618,513     14,702    SHR       SOLE                              14,702
Home Depot              COM          437076102      13,895,479    438,620    SHR       SOLE                             438,620
Honeywell Inc           COM          438516106     108,042,376  2,458,862    SHR       SOLE                           2,458,862
Hormel                  COM          440452100      84,157,925  1,886,949    SHR       SOLE                           1,886,949
IBM                     COM          459200101      13,486,300    100,539    SHR       SOLE                             100,539
Illinois Tool Works Inc COM          452308109         203,032      4,318    SHR       SOLE                               4,318
Ingersoll Rand          COM          G47791101         780,978     21,870    SHR       SOLE                              21,870
Intel                   COM          458140100      28,550,908  1,487,026    SHR       SOLE                           1,487,026
Intl Flavors/Fragr      COM          459506101         243,681      5,022    SHR       SOLE                               5,022
J.P. Morgan Chase & Co  COM          46625H100       8,496,629    223,243    SHR       SOLE                             223,243
Johnson & Johnson       COM          478160104     109,267,171  1,763,511    SHR       SOLE                           1,763,511
Johnson Controls        COM          478366107         202,825      6,650    SHR       SOLE                               6,650
Kellogg                 COM          487836108         270,229      5,350    SHR       SOLE                               5,350
Kimberly-Clark          COM          494368103      11,760,585    180,793    SHR       SOLE                             180,793
Lilly (Eli)             COM          532457108      15,313,466    419,202    SHR       SOLE                             419,202
Lincoln Nat'l Corp      COM          534187109         571,353     23,886    SHR       SOLE                              23,886
Marshall & Ilsley       COM          571837103         902,232    128,158    SHR       SOLE                             128,158
McDonald's Corp         COM          580135101       1,199,909     16,104    SHR       SOLE                              16,104
Medtox Scientific Inc   COM          584977201       6,598,862    567,400    SHR       SOLE                             567,400
Medtronic Inc           COM          585055106     116,878,739  3,480,606    SHR       SOLE                           3,480,606
Merck & Co Inc          COM          58933Y105       4,945,362    134,348    SHR       SOLE                             134,348
Microsoft               COM          594918104       5,489,482    224,152    SHR       SOLE                             224,152
MMM Co.                 COM          88579Y101     173,460,343  2,000,465    SHR       SOLE                           2,000,465
Motorola                COM          620076109         193,928     22,735    SHR       SOLE                              22,735
MTS Systems             COM          553777103      56,527,313  1,823,462    SHR       SOLE                           1,823,462
Murphy Oil              COM          626717102       1,548,000     25,000    SHR       SOLE                              25,000
NextEra Energy, Inc.    COM          65339F101         306,393      5,633    SHR       SOLE                               5,633
Norfolk Southern Corp   COM          655844108         714,120     12,000    SHR       SOLE                              12,000
Occidental Pete         COM          674599105       1,017,039     12,989    SHR       SOLE                              12,989
Patterson Companies     COM          703395103      46,529,290  1,624,059    SHR       SOLE                           1,624,059
Pentair Inc             COM          709631105     112,129,501  3,334,211    SHR       SOLE                           3,334,211
PepsiCo Inc             COM          713448108       1,505,065     22,653    SHR       SOLE                              22,653
Pfizer Inc              COM          717081103      48,914,617  2,848,842    SHR       SOLE                           2,848,842
Philip Morris Intl Inc  COM          718172109         549,108      9,802    SHR       SOLE                               9,802
Polymet Mining Corp     COM          731916102          20,200     10,000    SHR       SOLE                              10,000
Principal Financial     COM          74251V102      47,342,310  1,826,478    SHR       SOLE                           1,826,478
Procter & Gamble        COM          742718109       2,676,776     44,635    SHR       SOLE                              44,635
Qualcomm, Inc.          COM          747525103         428,804      9,501    SHR       SOLE                               9,501
Qwest Communications    COM          749121109          62,700     10,000    SHR       SOLE                              10,000
Royal Bank of Canada    COM          780087102         938,340     18,000    SHR       SOLE                              18,000
Royal Dutch Shell Spons COM          780259206       1,811,774     30,046    SHR       SOLE                              30,046
 ADR A
Schlumberger Ltd        COM          806857108      31,133,505    505,332    SHR       SOLE                             505,332
Sigma Aldrich           COM          826552101         606,819     10,050    SHR       SOLE                              10,050
Sonus Networks          COM          835916107         118,439     33,552    SHR       SOLE                              33,552
St. Jude Medical        COM          790849103      65,306,328  1,660,049    SHR       SOLE                           1,660,049
Stratasys Inc.          COM          862685104      16,900,995    609,704    SHR       SOLE                             609,704
Sturm Ruger             COM          864159108         477,400     35,000    SHR       SOLE                              35,000
Super Valu              COM          868536103       6,632,097    575,204    SHR       SOLE                             575,204
SurModics Inc           COM          868873100      13,608,456  1,141,649    SHR       SOLE                           1,141,649
Sysco                   COM          871829107         233,978      8,204    SHR       SOLE                               8,204
Target Corp             COM          87612E106     132,472,194  2,478,896    SHR       SOLE                           2,478,896
TCF Financial           COM          872275102      72,215,851  4,460,522    SHR       SOLE                           4,460,522
Techne Corp             COM          878377100      22,032,239    356,913    SHR       SOLE                             356,913
Tennant Company         COM          880345103         284,280      9,200    SHR       SOLE                               9,200
Toro                    COM          891092108     101,661,759  1,807,963    SHR       SOLE                           1,807,963
Travelers Companies Inc COM          89417E109      35,967,912    690,363    SHR       SOLE                             690,363
Union Pacific           COM          907818108         225,604      2,758    SHR       SOLE                               2,758
United Health Group     COM          91324P102       1,140,935     32,496    SHR       SOLE                              32,496
United Parcel Service   COM          911312106      45,156,266    677,107    SHR       SOLE                             677,107
United Technologies     COM          913017109         728,968     10,234    SHR       SOLE                              10,234
US Bancorp              COM          902973304      91,928,487  4,252,011    SHR       SOLE                           4,252,011
Valspar                 COM          920355104     112,428,017  3,529,922    SHR       SOLE                           3,529,922
Verizon Comm            COM          92343V104       8,416,139    258,243    SHR       SOLE                             258,243
Walgreen Co.            COM          931422109         349,673     10,438    SHR       SOLE                              10,438
WalMart                 COM          931142103         226,925      4,240    SHR       SOLE                               4,240
Washington Post Co      COM          939640108         599,115      1,500    SHR       SOLE                               1,500
Wells Fargo & Co        COM          949746101      89,296,960  3,555,523    SHR       SOLE                           3,555,523
Western Union           COM          959802109      17,651,623    998,960    SHR       SOLE                             998,960
Weyerhaeuser            COM          962166104         317,942     20,174    SHR       SOLE                              20,174
Woodward Governor       COM          980745103         389,040     12,000    SHR       SOLE                              12,000
Xcel Energy Inc.        COM          98389B100      10,710,699    466,291    SHR       SOLE                             466,291
Zimmer Holdings, Inc.   COM          98956P102      38,790,151    741,260    SHR       SOLE                             741,260

COMMON STOCK SUBTOTAL                            3,178,275,312 94,790,974                                            94,790,974

ETF

iShares MSCI EAFE                    464287465         394,710      7,187    SHR       SOLE                               7,187
 Index Fd
iShares S&P 500 Index                464287200       1,593,472     13,918    SHR       SOLE                              13,918
SPDR S&P 500 ETF Trust               78462F103         469,873      4,117    SHR       SOLE                               4,117

ETF SUBTOTAL                                         2,458,055     25,222                                                25,222

MUTUAL FUNDS

Delaware Invt MN Muni                24610V103         180,525     13,672    SHR       SOLE                              13,672
 Income F
Minnesota Muni Income                604062109         492,960     31,200    SHR       SOLE                              31,200
 Portfoli

MUTUAL FUNDS SUBTOTAL                                  673,485     44,872                                                44,872

CONVERTIBLE BOND
ADCT Conv Poison 3.5%                000886AE1         495,625    500,000    PRN       SOLE                             500,000
 Due 07/15/15

CONVERTIBLE BOND
 SUBTOTAL                                              495,625    500,000                                               500,000

GRAND TOTALS                                     3,181,902,477 95,361,068                                            95,361,068